Nature of expenses	12 Months Ended
Dec. 31, 2019
Nature of expenses
Nature of expenses

16    Nature of expenses

	2019	2018
	$	$

Production and manufacturing costs	1,670,816	1,303,246
Salaries and benefits	9,621,647	9,692,860
Consulting fees	5,493,882	5,041,562
Research and development expenses	2,933,105	1,005,843
Sales and marketing expenses (recovery)	(193,369)	1,236,712
Amortization and depreciation	2,013,823	1,674,438
Share-based compensation	1,676,844	1,086,199
Rent	358,148	738,198
Bad debt expense	324,699	—
Insurance	507,993	117,758
Other expenses	888,080	895,143
	25,295,668	22,791,959